Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

March 6, 2013

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Attn:  Office of Filings, Information & Consumer Services

Re:

Eaton Vance Mutual Funds Trust (the “Registrant”) (1933 Act File No. 002-90946)

on behalf of Eaton Vance Parametric Structured Emerging Markets Fund           (now Parametric Emerging Markets Fund) and Eaton Vance Parametric Structured International Equity Fund (now Parametric International Equity Fund) (the “Funds”)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated February 14, 2013 to the Summary Prospectuses dated June 1, 2012 of Eaton Vance Parametric Structured Emerging Markets Fund and June 1, 2012 as revised December 13, 2012 of Eaton Vance Parametric Structured International Equity Fund.  The purpose of the filing is to submit the 497(e) filing dated February 14, 2013 in XBRL for the Fund.

If you have any questions concerning the foregoing, kindly call the undersigned at (617) 672-8509.

Very truly yours,

/s/ Deanna R. Berry

Deanna R. Berry

Assistant Vice President